Segment Information - Generation Total Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues	$ 17,938	$ 16,663	$ 16,725
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	17,938	16,663	16,725
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	(2,261)	(2,095)	(1,955)
Revenue from Related Parties	$ 57	$ 23	$ 41